Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	$ 104,995,301	$ (78,397,023)	$ 26,600,034
Issuance of common stock upon warrant exercise (in shares)	197,467
Issuance of common stock upon warrant exercise	$ 197	4,062,245	0	$ 4,062,442
Issuance of common stock for services (in shares)	24,021			24,021
Issuance of common stock for services	$ 24	212,476	0	$ 212,500
Stock option expense	0	855,124		855,124
Net loss for the year ended	$ 0		(25,966,762)	(25,966,762)
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Issuance of common stock upon warrant exercise (in shares)	269,032
Issuance of common stock upon warrant exercise	$ 269	(269)	0	0
Issuance of common stock for services (in shares)	6,703
Issuance of common stock for services	$ 7	37,493	0	37,500
Stock option expense	0	103,569	0	103,569
Net loss for the year ended	$ 0	0	(5,850,132)	(5,850,132)
Fractional share roundup following reverse split (in shares)	55,422
Fractional share roundup following reverse split	$ 55	(55)	0	0
Balance (in shares) at Mar. 31, 2024	2,308,309
Balance at Mar. 31, 2024	$ 2,308	110,265,884	(110,213,917)	54,275
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Net loss for the year ended				(10,914,174)
Balance (in shares) at Jun. 30, 2024	4,178,700
Balance at Jun. 30, 2024	$ 4,179	112,964,554	(115,277,959)	(2,309,226)
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Issuance of common stock upon warrant exercise (in shares)	3,608,568
Issuance of common stock upon warrant exercise	$ 3,608	2,363,525		$ 2,367,133
Issuance of common stock for services (in shares)	6,703			6,703
Issuance of common stock for services	$ 7	37,493	0	$ 37,500
Stock option expense		474,477	0	474,477
Net loss for the year ended	$ 0		(24,992,296)	(24,992,296)
Sale of common stock and warrants for cash (in shares)	4,889,030
Sale of common stock and warrants for cash	$ 4,890	21,393,493	0	21,398,383
Fractional share roundup following reverse split (in shares)	55,422
Fractional share roundup following reverse split	$ 55	(55)	0	0
Balance (in shares) at Dec. 31, 2024	10,536,875
Balance at Dec. 31, 2024	$ 10,537	134,394,079	(129,356,081)	5,048,535
Balance (in shares) at Mar. 31, 2024	2,308,309
Balance at Mar. 31, 2024	$ 2,308	110,265,884	(110,213,917)	54,275
Issuance of common stock upon warrant exercise (in shares)	1,650,391
Issuance of common stock upon warrant exercise	$ 1,651	1,387,712	0	1,389,363
Stock option expense	0	101,640	0	101,640
Net loss for the year ended	$ 0	0	(5,064,042)	(5,064,042)
Sale of common stock and warrants for cash (in shares)	220,000
Sale of common stock and warrants for cash	$ 220	1,209,318	0	1,209,538
Balance (in shares) at Jun. 30, 2024	4,178,700
Balance at Jun. 30, 2024	$ 4,179	112,964,554	(115,277,959)	(2,309,226)
Balance (in shares) at Dec. 31, 2024	10,536,875
Balance at Dec. 31, 2024	$ 10,537	134,394,079	(129,356,081)	5,048,535
Stock option expense	0	292,744	0	292,744
Net loss for the year ended	$ 0	0	(5,357,651)	(5,357,651)
Sale of common stock and warrants for cash (in shares)	3,302,603
Sale of common stock and warrants for cash	$ 3,302	7,911,100	0	7,914,402
Balance (in shares) at Mar. 31, 2025	13,839,478
Balance at Mar. 31, 2025	$ 13,839	142,597,923	(134,713,732)	7,898,030
Balance (in shares) at Dec. 31, 2024	10,536,875
Balance at Dec. 31, 2024	$ 10,537	134,394,079	(129,356,081)	5,048,535
Net loss for the year ended				(10,727,434)
Balance (in shares) at Jun. 30, 2025	15,924,593
Balance at Jun. 30, 2025	$ 15,925	142,888,786	(140,083,515)	2,821,196
Balance (in shares) at Mar. 31, 2025	13,839,478
Balance at Mar. 31, 2025	$ 13,839	142,597,923	(134,713,732)	7,898,030
Issuance of common stock upon warrant exercise (in shares)	2,085,115
Issuance of common stock upon warrant exercise	$ 2,086	(1,877)	0	209
Stock option expense	0	292,740	0	292,740
Net loss for the year ended	$ 0	0	(5,369,783)	(5,369,783)
Balance (in shares) at Jun. 30, 2025	15,924,593
Balance at Jun. 30, 2025	$ 15,925	$ 142,888,786	$ (140,083,515)	$ 2,821,196